Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions
35.
Related party transactions

Parent and ultimate controlling party

The Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

a)
Names of related parties and relationship

Name	Relationship
JMC	Associate
Daypower Energy	Associate
Xingwang Energy Co., Ltd. (“Xingwang Energy”)	Associate
Siliconware Precision Industries Co., Ltd. (“SPIL”)	Entity that has significant influence over the Company
b)
Significant related party transactions
(a)
Other payables

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Daypower Energy	21,473	3,612
Xingwang Energy	—	4,700
	21,473	8,312

Transactions with Xingwang Energy mainly related to the purchase of green power.

(b)
Property transactions
i)
Acquisition of property, plant and equipment and other non-current assets

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
SPIL	35,261	10,496	—
Daypower Energy	—	—	84,919
	35,261	10,496	84,919
ii)
The amount of the property, plant and equipment returned by the Company to Daypower Energy was NT$90,245 thousand for the year ended December 31, 2025.
iii)
Acquisition of financial assets (For the years ended December 31, 2023 and 2025: None)

				Year ended December 31, 2024
	Account items	Number of shares traded	Object of transaction	Acquisition price
				NT$000
Associate	Investments accounted for using equity method	1,000 thousand shares	Daypower Energy	12,500
c)
Key management personnel compensation

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	176,702	181,436	165,428
Post-employment compensation	2,158	2,396	2,427
	178,860	183,832	167,855